UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St. Boston, MA 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity®

Tax-Free Bond

Fund

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Actual	.25%	$ 1,000.00	$ 986.60	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.8	15.6
California	13.9	14.3
Florida	13.4	10.8
Texas	9.5	9.7
New York	8.7	8.8
Top Five Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.5	30.0
Health Care	15.6	16.7
Escrowed/Pre-Refunded	11.6	5.4
Electric Utilities	11.1	9.0
Transportation	10.8	10.8
Weighted Average Maturity as of July 31, 2015
		6 months ago
Years	6.3	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2015
6 months ago
Years	7.0	6.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of July 31, 2015	As of January 31, 2015
AAA 4.0%	AAA 4.0%
AA,A 80.6%	AA,A 78.4%
BBB 7.5%	BBB 7.1%
BB and Below 1.1%	BB and Below 0.2%
Not Rated 3.3%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 8.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 1,400,000	$ 1,393,448
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20	520,000	554,237
5% 10/1/20 (Pre-Refunded to 4/1/17 @ 100)	280,000	300,409
5% 10/1/22	655,000	697,903
5% 10/1/22 (Pre-Refunded to 4/1/17 @ 100)	345,000	370,147
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (c)	585,000	590,920
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,125,520
		5,032,584
Arizona - 1.7%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,117,310
5.25% 10/1/20 (FSA Insured)	2,600,000	2,995,850
5.25% 10/1/23 (FSA Insured)	5,000,000	5,746,000
5.25% 10/1/26 (FSA Insured)	1,000,000	1,144,420
5.25% 10/1/28 (FSA Insured)	500,000	569,190
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,057,710
Series 2007 B, 1% 1/1/37 (c)	1,000,000	885,090
Series 2008 D, 5.5% 1/1/38	3,400,000	3,672,204
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	5,000,000	5,724,950
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,326,585
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,020,090
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,268,980
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,690,438
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,327,968
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	417,458
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,203,015
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000,000	$ 6,292,200
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,157,630
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,340,620
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A, 5% 1/1/24	1,000,000	1,093,830
Series 2009 A, 5% 1/1/26	300,000	336,963
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,879,625
5.5% 12/1/29	2,100,000	2,481,171
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	313,318
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,097,330
		49,159,945
California - 13.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	2,000,000	2,330,400
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,814,747
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,173,398
Series U6, 5% 5/1/45	8,600,000	11,104,234
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (c)	10,400,000	11,033,048
Series 2007, 5.625% 5/1/20	5,000	5,020
5% 8/1/20	2,745,000	2,922,903
5% 10/1/22	1,500,000	1,721,160
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,204,104
5% 12/1/22	7,810,000	8,576,473
5% 11/1/24	3,000,000	3,277,590
5% 3/1/26	1,000,000	1,025,560
5% 3/1/31 (Pre-Refunded to 3/1/16 @ 100)	1,700,000	1,745,543
5% 9/1/31	1,200,000	1,255,548
5% 9/1/32	1,400,000	1,464,036
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/33	$ 2,900,000	$ 3,028,180
5% 9/1/35	450,000	469,247
5.25% 9/1/23	8,500,000	10,250,150
5.25% 12/1/33	35,000	35,123
5.25% 4/1/35	4,300,000	4,935,497
5.25% 3/1/38	2,525,000	2,746,291
5.25% 11/1/40	1,100,000	1,263,944
5.5% 8/1/27	3,200,000	3,615,904
5.5% 8/1/29	4,300,000	4,856,162
5.5% 4/1/30	5,000	5,019
5.5% 3/1/40	600,000	694,152
5.6% 3/1/36	300,000	349,959
6% 3/1/33	5,850,000	7,034,859
6% 4/1/38	3,100,000	3,603,967
6% 11/1/39	11,280,000	13,387,442
6.5% 4/1/33	5,050,000	5,998,390
California Health Facilities Fing. Auth. Rev.:
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,023,220
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	52,745
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,155,000	2,529,582
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,361,902
Series 2013 A, 5% 8/15/52	15,070,000	16,463,523
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,166,157
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,616,848
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,066,790
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,084,391
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	2,000,000	2,114,340
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	7,078,260
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,696,000
Series 2012 G, 5% 11/1/25	1,500,000	1,767,510
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	$ 1,400,000	$ 1,651,874
5% 12/1/23	2,600,000	3,061,006
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,011,000
Series 2005 K, 5% 11/1/16	1,300,000	1,314,599
Series 2009 G1, 5.75% 10/1/30	835,000	973,026
Series 2009 I:
6.125% 11/1/29	500,000	593,710
6.375% 11/1/34	1,400,000	1,672,244
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,879,617
5.75% 11/1/27	5,600,000	6,519,856
6% 11/1/40	5,400,000	6,290,892
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,629,533
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,352,966
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,128,592
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,082,586
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	2,500,000	2,835,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	3,100,000	3,624,768
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,677,375
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,000,000	11,911,500
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,309,140
5% 3/1/25	1,000,000	1,146,070
Los Angeles Unified School District Series 2002 B, 5% 7/1/22 (Pre-Refunded to 7/1/17 @ 100)	1,200,000	1,296,300
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,174,543
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	4,450,000	5,139,127
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,550,000	6,515,534
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	$ 1,000,000	$ 1,112,460
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Pre-Refunded to 6/1/16 @ 100)	1,500,000	1,557,330
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,193,400
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,253,846
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,074,670
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,527,047
5% 5/1/24	1,510,000	1,706,723
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	1,000,000	1,176,940
Series 2012, 5% 1/15/27	4,865,000	5,549,554
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,266,427
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,683,795
5% 2/1/24	2,915,000	3,343,359
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,272,670
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	640,536
Series B:
0% 8/1/33	4,350,000	2,034,278
0% 8/1/37	8,000,000	3,000,400
0% 8/1/38	4,225,000	1,505,283
0% 8/1/39	7,220,000	2,442,237
0% 8/1/40	1,100,000	353,045
0% 8/1/41	4,900,000	1,491,315
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,166,676
5% 9/1/30	1,370,000	1,501,671
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,328,214
5% 8/1/31	1,630,000	1,873,147
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	$ 1,600,000	$ 1,027,504
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,248,549
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,120,740
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,264,290
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,178,629
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,378,630
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	597,987
0% 7/1/36	10,050,000	4,180,499
0% 7/1/37	5,105,000	2,023,214
0% 7/1/39	3,500,000	1,254,015
Series 2008 E:
0% 7/1/47 (a)	2,600,000	1,288,768
0% 7/1/49	9,300,000	1,988,526
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	1,900,000	2,072,425
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,194,620
5% 6/1/27	1,000,000	1,167,310
5% 6/1/32	10,000,000	11,407,300
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,508,341
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,700,000	1,967,614
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/28	2,590,000	3,028,124
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,893,987
Series 2010 B, 0% 8/1/47	3,700,000	863,839
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,221,880
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	10,000,000	11,006,200
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 914,930
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,238,433
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	165,000	165,528
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,015,045
Univ. of California Revs.:
Series 2009 O:
5.75% 5/15/30 (Pre-Refunded to 5/15/19 @ 100)	5,700,000	6,687,297
5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	3,060,000	3,590,023
Series O:
5.25% 5/15/39	835,000	939,083
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	165,000	190,200
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,700,000	1,930,095
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,322,940
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	553,495
Series 2009 A:
5.125% 7/1/17	205,000	219,346
5.25% 7/1/18	230,000	253,807
5.5% 7/1/19	390,000	442,287
6% 7/1/29	1,000,000	1,121,910
Series 2010 A, 5.25% 7/1/30	1,900,000	2,024,792
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,352,412
Series 2012, 5% 8/1/27	5,000,000	5,790,050
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	810,670
		406,240,558
Colorado - 0.6%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,000,000	1,012,150
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,841,220
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.): - continued
0% 7/15/22 (Escrowed to Maturity)	$ 4,500,000	$ 3,826,035
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,106,040
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,902,363
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,076,900
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,229,298
Series 2010 A, 0% 9/1/41	3,400,000	1,121,354
Series 2010 C, 5.375% 9/1/26	1,000,000	1,132,580
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,453,250
		17,701,190
District Of Columbia - 0.7%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	5,000,000	6,059,300
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	861,640
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	4,700,000	5,166,851
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	2,901,840
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,918,042
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	3,263,400
		20,171,073
Florida - 13.4%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,081,450
Series 2014, 5% 7/1/27	1,700,000	1,976,930
Series 2015 C:
5% 7/1/25	1,375,000	1,644,266
5% 7/1/27	1,455,000	1,712,288
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	$ 2,000,000	$ 2,344,260
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,041,350
Series 2012 A, 5% 7/1/24	8,830,000	10,191,674
Series 2015 A:
5% 7/1/24	940,000	1,111,738
5% 7/1/26	3,635,000	4,274,360
Series 2015 B, 5% 7/1/25	1,560,000	1,852,094
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34 (Pre-Refunded to 10/1/18 @ 100)	12,120,000	13,736,202
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,182,650
Series 2011 A1, 5% 6/1/20	1,000,000	1,147,640
Series 2012 A1, 5% 6/1/21	3,100,000	3,590,172
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,449,544
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29 (b)	6,380,000	7,322,773
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,009,156
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,803,195
Series 2011 E, 5% 6/1/24	2,385,000	2,776,331
Series A, 5.5% 6/1/38	700,000	780,269
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	2,400,000	2,669,952
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26	5,675,000	6,219,743
Series 2008 A, 5.25% 7/1/37	1,000,000	1,085,640
Series 2011 B, 5% 7/1/23	3,600,000	4,244,832
Series 2012 A, 5% 7/1/25	3,300,000	3,872,880
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,777,034
Series 2015 C, 5% 10/1/35	2,000,000	2,095,640
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,292,299
Series 2009 A, 6.25% 10/1/31	1,000,000	1,187,530
Series 2015 B, 5% 10/1/29	1,250,000	1,439,038
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	$ 585,000	$ 599,806
5% 6/1/24	835,000	955,215
5% 6/1/28	655,000	720,022
5% 6/1/46	1,225,000	1,281,044
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	309,142
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	495,000	501,786
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	131,765
Series 2006 G, 5.125% 11/15/18	965,000	1,020,623
Series 2008 B, 6% 11/15/37	5,000,000	5,789,200
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,171,431
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,908,045
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,057,002
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,535,296
Series Three 2010 D, 5% 10/1/38	2,800,000	3,020,052
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,610,000
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,702,335
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	800,000	924,808
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.5% 10/1/30	1,000,000	1,170,620
5.5% 10/1/41	1,500,000	1,687,740
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,819,481
Series 2014 A, 5% 10/1/37	8,500,000	9,448,770
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,164,980
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,445,486
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,567,597
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth.: - continued
Series 2014 A:
5% 7/1/25	$ 1,430,000	$ 1,678,877
5% 7/1/27	1,000,000	1,152,730
5% 7/1/28	2,225,000	2,548,003
5% 7/1/29	1,010,000	1,149,885
5% 7/1/44	18,200,000	19,750,458
Series 2014 B, 5% 7/1/30	2,500,000	2,831,750
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,657,530
Series 2011 B, 5.625% 5/1/31	2,195,000	2,563,343
Series 2014 D:
5% 11/1/22	2,085,000	2,435,634
5% 11/1/23	5,485,000	6,482,173
5% 11/1/24	6,350,000	7,446,201
5% 11/1/25	6,655,000	7,704,294
Series 2015 A, 5% 5/1/29	12,370,000	14,053,557
Series 2015 B:
5% 5/1/27	13,000,000	15,038,400
5% 5/1/28	7,305,000	8,390,815
Series 2016 A, 5% 5/1/32 (b)	10,000,000	11,036,700
Series 2016 B, 5% 8/1/26 (b)	4,505,000	5,158,135
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	899,372
5% 7/1/42	800,000	869,952
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,148,400
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	915,000	1,008,174
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,621,283
5.75% 10/1/43	285,000	313,110
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	820,227
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,845,475
Series 2012 A, 5% 10/1/42	6,315,000	6,594,186
Series 2012 B, 5% 10/1/42	2,500,000	2,610,525
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28	5,000,000	5,843,500
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,355,229
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	$ 1,000,000	$ 1,124,900
Series 2009 B, 5% 10/1/33	6,200,000	6,917,402
Series 2012 A, 5% 10/1/24	1,450,000	1,764,824
Series 2013 A:
5% 10/1/24	2,300,000	2,799,376
5% 10/1/25	1,800,000	2,206,782
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	1,500,000	1,638,885
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,342,560
5% 8/1/23	3,550,000	4,203,200
5% 8/1/24	1,500,000	1,786,905
Series 2015 B:
5% 8/1/23	1,500,000	1,776,000
5% 8/1/24	4,135,000	4,925,901
5% 8/1/25	875,000	1,046,780
Series 2015 D:
5% 8/1/28	1,980,000	2,299,196
5% 8/1/29	6,765,000	7,792,806
5% 8/1/30	6,985,000	7,994,821
5% 8/1/31	7,015,000	7,965,252
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,763,120
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,814,890
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	2,300,000	2,545,847
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,895,268
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,370,598
5% 7/1/17	4,385,000	4,734,309
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,677,765
Tallahassee Health Facilities Rev. Series 2015 A:
4% 12/1/35	1,600,000	1,531,120
5% 12/1/40	1,000,000	1,046,560
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	$ 1,305,000	$ 1,507,706
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,635,584
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,034,316
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	951,596
		391,557,363
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A, 6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	12,700,000	15,348,458
5% 11/1/28	1,500,000	1,769,715
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	3,000,000	3,046,350
2.2%, tender 4/2/19 (c)	5,900,000	6,040,066
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,669,519
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,671,980
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,201,571
6.125% 9/1/40	3,665,000	3,982,426
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,144,910
5.25% 10/1/41	1,900,000	2,143,124
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,903,275
Series 2013, 5% 1/1/32	10,000,000	11,418,800
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,537,520
Series C, 5% 1/1/22	2,900,000	3,390,158
Series GG, 5% 1/1/23	1,600,000	1,900,976
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,435,271
Series S, 5% 10/1/24	1,575,000	1,840,466
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,552,533
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	$ 3,700,000	$ 3,910,012
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/28	2,560,000	2,834,432
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,776,867
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,079,720
		85,598,149
Idaho - 0.5%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,176,450
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	6,300,000	7,371,252
Series 2015 ID:
5.5% 12/1/26	1,200,000	1,462,668
5.5% 12/1/27	3,250,000	3,949,010
5% 12/1/24	500,000	597,385
		15,556,765
Illinois - 14.8%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	956,242
Chicago Board of Ed. Series 2011 A, 5.5% 12/1/39	2,700,000	2,505,411
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	943,449
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,445,752
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,108,951
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	9,630,291
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	210,000	210,752
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905,000	4,960,132
Series 2008 C, 5% 1/1/34	680,000	627,592
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2009 A, 5% 1/1/22	$ 1,500,000	$ 1,520,040
Series 2009 C, 5% 1/1/23	1,285,000	1,289,330
Series 2011 A, 5% 1/1/40	4,125,000	3,721,616
Series 2012 A:
5% 1/1/33	2,175,000	2,040,150
5% 1/1/34	1,045,000	964,462
Series 2012 C, 5% 1/1/23	2,160,000	2,178,749
Series A, 5.5% 1/1/17 (FSA Insured)	1,480,000	1,546,363
5% 1/1/26	685,000	669,224
5% 1/1/27	1,610,000	1,558,271
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,222,092
Series 2011 C, 6.5% 1/1/41	6,585,000	7,835,492
Series 2013 D, 5% 1/1/27	5,175,000	5,883,354
Chicago Park District Gen. Oblig.:
Series 2010 C:
5.25% 1/1/37	2,100,000	2,178,813
5.25% 1/1/40	1,300,000	1,343,121
Series 2013 A:
5.5% 1/1/33	1,000,000	1,083,120
5.75% 1/1/38	2,400,000	2,609,664
Series 2014 B:
5% 1/1/24	1,000,000	1,098,450
5% 1/1/25	1,000,000	1,089,370
Series 2014 C, 5% 1/1/28	2,000,000	2,131,220
Series 2014 D, 5% 1/1/20	1,000,000	1,091,000
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	12,000,000	12,762,960
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,025,040
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,261,848
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,048,510
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,399,889
5.25% 11/1/38	9,150,000	9,440,330
Cook County Cmnty. College District Series 2013:
5% 12/1/23	2,000,000	2,308,500
5% 12/1/24	1,000,000	1,144,700
5.25% 12/1/25	1,450,000	1,672,474
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	$ 1,230,000	$ 1,370,183
5% 12/15/37	1,000,000	1,046,600
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,056,810
Series 2010 A, 5.25% 11/15/33	13,180,000	13,676,491
Series 2011 A, 5.25% 11/15/28	1,625,000	1,702,659
Series 2012 C:
5% 11/15/23	4,375,000	4,740,531
5% 11/15/24	3,500,000	3,764,670
5% 11/15/25 (FSA Insured)	5,800,000	6,269,220
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,880,400
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	365,000	378,490
Series 2006, 5.25% 5/1/24	1,035,000	1,066,661
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,658,696
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,675,376
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,100,000	1,288,474
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,551,067
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,352,987
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,069,993
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,295,000	2,477,453
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,249,108
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	3,063,592
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,268,431
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	8,667,070
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,370,475
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2010 A, 6% 5/1/28	$ 5,300,000	$ 5,959,850
(Rush Univ. Med. Ctr. Proj.):
Series 2009 A, 7.25% 11/1/30 (Pre-Refunded to 11/1/18 @ 100)	1,865,000	2,228,917
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,753,882
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,753,882
Series B, 5.75% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,595,000	4,125,406
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	6,825,000	7,472,351
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	700,000	756,826
6% 8/15/23	1,000,000	1,092,880
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,088,925
Series 2008 A:
5.625% 1/1/37	9,995,000	10,709,842
6% 2/1/23 (AMBAC Insured)	400,000	442,984
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,880,000	3,441,974
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	150,000	182,778
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	6,210,000	7,597,376
Series 2010 A:
5.5% 8/15/24	1,050,000	1,175,454
5.75% 8/15/29	700,000	774,676
Series 2010, 5.25% 8/15/36	1,365,000	1,436,840
Series 2012 A:
5% 5/15/19	1,000,000	1,123,350
5% 5/15/23	700,000	800,478
Series 2012:
4% 9/1/32	3,000,000	2,788,620
5% 9/1/22	800,000	891,544
5% 9/1/32	4,000,000	4,261,920
5% 9/1/38	5,400,000	5,685,444
5% 11/15/43	1,640,000	1,736,202
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2013:
5% 11/15/24	$ 1,115,000	$ 1,286,554
5% 11/15/27	400,000	454,740
5% 5/15/43	3,700,000	3,872,790
5% 11/15/23	1,845,000	2,162,303
5% 8/15/35	2,340,000	2,476,165
5% 8/15/44	13,000,000	13,530,400
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,140
Series 2006:
5% 1/1/19	1,500,000	1,610,490
5.5% 1/1/31	1,000,000	1,119,700
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	964,899
5% 1/1/23 (FSA Insured)	2,100,000	2,218,713
Series 2012 A, 5% 1/1/33	1,700,000	1,735,394
Series 2012:
5% 8/1/19	900,000	973,179
5% 8/1/21	740,000	800,747
5% 3/1/23	1,500,000	1,604,670
5% 8/1/23	1,675,000	1,809,972
5% 3/1/36	1,000,000	1,012,250
Series 2013, 5.5% 7/1/38	2,000,000	2,112,660
Series 2014:
5% 2/1/23	1,850,000	1,998,518
5.25% 2/1/29	3,900,000	4,104,477
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,294,756
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,086,230
5.25% 5/15/32 (FSA Insured)	590,000	640,876
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2015 A, 5% 2/1/29	10,000,000	11,454,900
Series A, 5.25% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	3,360,000	3,590,194
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	21,819,000
Series 2015 A, 5% 1/1/40	6,700,000	7,416,632
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,010,526
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	$ 2,260,000	$ 2,031,537
0% 11/1/20 (FSA Insured)	3,850,000	3,309,229
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,174,016
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	910,000	878,760
0% 12/1/17 (Escrowed to Maturity)	90,000	87,818
6.5% 1/1/20 (AMBAC Insured)	310,000	374,951
6.5% 1/1/20 (Escrowed to Maturity)	535,000	651,684
6.5% 1/1/20 (Escrowed to Maturity)	55,000	66,996
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	257,915
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	827,576
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,833,140
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,014,530
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,192,288
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255,000	3,201,976
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	6,255,949
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	4,045,190
0% 6/15/44 (FSA Insured)	19,125,000	4,703,029
0% 6/15/45 (FSA Insured)	12,145,000	2,836,586
0% 6/15/47 (FSA Insured)	5,660,000	1,188,147
Series 2012 B:
0% 12/15/51	5,900,000	954,089
5% 6/15/52	7,100,000	7,319,887
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,111,466
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,015,000	$ 1,807,334
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	4,870,000	5,667,706
Series 2010 A:
5% 4/1/25	1,700,000	1,919,130
5.25% 4/1/30	1,020,000	1,161,280
Series 2013:
6% 10/1/42	1,935,000	2,228,094
6.25% 10/1/38	1,900,000	2,165,088
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	420,000	417,564
0% 11/1/16 (FSA Insured)	1,280,000	1,263,347
0% 11/1/18 (Escrowed to Maturity)	945,000	912,010
0% 11/1/18 (FSA Insured)	4,085,000	3,863,348
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,221,566
0% 11/1/19 (FSA Insured)	8,310,000	7,624,924
		432,164,587
Indiana - 3.1%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,303,979
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,000,000	1,083,100
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	1,000,000	1,046,890
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,639,406
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,751,515
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,769,941
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,892,644
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,133,130
5% 3/1/30	500,000	551,085
5% 3/1/41	2,590,000	2,769,176
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Series 2015 A, 5.25% 2/1/32	$ 2,940,000	$ 3,405,490
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	995,707
5% 10/1/37	1,700,000	1,904,629
Series 2014 A:
5% 10/1/25	1,200,000	1,432,188
5% 10/1/26	1,750,000	2,066,715
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,048,183
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,654,030
5% 10/1/45	12,700,000	14,054,836
Series 2011 A, 5.25% 10/1/26	1,000,000	1,172,770
Series 2011 B, 5% 10/1/41	2,000,000	2,177,460
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,720,112
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	5,000,000	5,217,250
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,800,000	2,843,120
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	932,184
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	981,100
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,094,240
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,025,914
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,514,176
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,970
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,709,200
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B: - continued
5% 1/15/30	$ 4,300,000	$ 4,830,233
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27	1,220,000	1,392,837
		89,169,210
Kansas - 0.3%
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,750,140
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	400,000	438,596
5% 11/15/17 (Escrowed to Maturity)	1,000,000	1,096,030
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,575,484
		7,860,250
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,308,465
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
4.5% 6/1/46 (b)	1,520,000	1,501,182
5.25% 6/1/50 (b)	9,270,000	9,800,337
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,737,461
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	1,275,000	1,463,267
5.75% 10/1/38	3,105,000	3,625,584
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,174,980
		20,611,276
Louisiana - 0.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	4,294,313
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	965,832
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,603,215
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,108,002
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,015,100
Series 2012:
5% 12/1/24	2,455,000	2,743,021
5% 12/1/25	2,400,000	2,661,720
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,861,225
5.5% 5/15/29	5,000,000	5,482,400
		26,734,828
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	2,004,156
Maine Tpk. Auth. Tpk. Rev.:
Series 2007:
5.25% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,065,000	1,156,771
5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	1,500,000	1,629,255
Series 2015, 5% 7/1/37	1,700,000	1,936,283
		6,726,465
Maryland - 0.4%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,068,800
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,880,000	1,994,210
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18 (Escrowed to Maturity)	370,000	392,637
6% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	4,200,000	4,716,054
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	1,100,000	1,226,764
Series 2010, 5.625% 7/1/30	1,100,000	1,178,353
Series 2015, 5% 7/1/40	2,000,000	2,133,500
		12,710,318
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 I, 6.75% 1/1/36	$ 1,000,000	$ 1,158,230
Series 2015 D, 5% 7/1/44	2,575,000	2,710,548
5.5% 7/1/44	2,600,000	2,798,822
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,077,180
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2005 A:
5% 8/15/23	3,000,000	3,004,110
5% 8/15/24	5,000,000	5,006,850
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Pre-Refunded to 8/1/15 @ 100)	2,040,000	2,040,000
		17,795,740
Michigan - 3.0%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	800,000	866,088
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,318,124
Detroit Wtr. Supply Sys. Rev. Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,624,800
7% 7/1/36 (FSA Insured)	1,400,000	1,554,140
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,160,160
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	866,528
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,493,305
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 I:
5% 4/15/27 (b)	14,000,000	16,442,300
5% 4/15/28 (b)	2,000,000	2,331,780
5% 4/15/29 (b)	1,500,000	1,729,080
Series IA:
5.375% 10/15/41	1,000,000	1,138,760
5.5% 10/15/45	2,000,000	2,286,720
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	2,350,000	2,301,003
5% 6/1/20	750,000	840,090
5% 6/1/27	1,100,000	1,197,922
5% 6/1/39	2,400,000	2,533,128
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012:
5% 11/15/36	$ 1,300,000	$ 1,412,073
5% 11/15/42	2,950,000	3,169,185
Series 2013, 5% 8/15/29	3,865,000	4,301,977
Series 2015 MI, 5% 12/1/25	3,000,000	3,577,440
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,942,804
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	2,000,000	2,257,820
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,408,362
Series 2008 A1:
6.5% 12/1/33	780,000	897,959
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,720,000	3,204,650
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,768,175
Portage Pub. Schools Series 2008, 5% 5/1/23 (FSA Insured)	5,275,000	5,799,863
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	1,095,390
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,418,769
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,235,730
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,003,400
		86,177,525
Minnesota - 1.1%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,809,266
Maple Grove Health Care Facilities Series 2015, 5% 9/1/27 (b)	1,285,000	1,452,436
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,054,180
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,356,683
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,124,410
Minnesota Gen. Oblig.:
5% 8/1/22	1,960,000	2,120,485
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	$ 40,000	$ 43,358
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,325,933
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	700,000	727,916
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,140,759
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,225,000	1,335,128
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	6,690,000	7,836,733
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36 (Pre-Refunded to 11/15/16 @ 100)	1,000,000	1,061,480
		32,388,767
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,501,950
Missouri - 0.1%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	431,164
5% 9/1/21	295,000	335,760
5% 9/1/22	500,000	568,875
5% 9/1/23	400,000	454,932
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,081,660
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,348
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	959,430
		3,957,169
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.689% 12/1/17 (c)	1,000,000	983,290
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	$ 1,080,000	$ 1,182,848
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	2,550,000	2,772,080
		4,938,218
Nevada - 0.7%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,597,834
5.625% 7/1/32 (Pre-Refunded to 7/1/18 @ 100)	10,730,000	12,071,787
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,211,752
Series 2012 B, 5% 6/1/42	3,260,000	3,625,381
		19,506,754
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,223,901
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,326,544
Series 2012:
4% 7/1/23	1,000,000	1,034,760
4% 7/1/32	900,000	880,470
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,319,888
5% 2/1/20	1,300,000	1,499,251
		12,284,814
New Jersey - 1.7%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	608,154
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24	1,500,000	1,609,110
5.25% 6/15/28	1,000,000	1,068,240
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5% 9/1/20	4,650,000	5,063,897
Series 2013:
5% 3/1/23	4,500,000	4,830,885
5% 3/1/24	6,200,000	6,605,604
5% 3/1/25	700,000	740,166
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	30,000	33,642
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	$ 3,700,000	$ 4,118,470
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,490,073
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	436,920
Series 2008 A, 0% 12/15/35	24,090,000	8,076,413
Series 2014 AA, 5% 6/15/24	15,000,000	16,155,600
		50,837,174
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,358,680
New York - 8.5%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	5,931,900
New York City Gen. Oblig.:
Series 2005 F1:
5% 9/1/25	50,000	50,173
5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100)	2,950,000	2,960,296
Series 2005 G, 5% 8/1/15	2,800,000	2,800,392
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,464,836
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,099,790
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,153,900
Series 2012 A1, 5% 8/1/24	2,720,000	3,188,466
Series 2012 F, 5% 8/1/24	10,525,000	12,304,883
Series 2012 G1, 5% 4/1/25	5,040,000	5,885,359
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,168,688
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,042,920
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,033,600
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	5,400,000	6,043,518
Series 2009 CC, 5% 6/15/34	3,585,000	3,942,460
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,731,970
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,511,744
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,531,247
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,334,082
Series 2013 EE, 5% 6/15/47	11,710,000	12,949,972
Series 2014 CC, 5% 6/15/47	5,800,000	6,457,662
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2015 AA, 5% 6/15/44	$ 8,900,000	$ 9,930,709
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,321,183
6% 7/15/38	13,000,000	14,824,160
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,290,522
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,366,176
5.75% 1/15/39	2,500,000	2,867,150
Series S1:
5% 7/15/24	2,000,000	2,371,520
5% 7/15/27	2,000,000	2,328,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,686,420
4% 5/15/22	5,000,000	5,610,550
5% 5/15/23	2,000,000	2,370,120
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	3,900,000	4,146,714
Series 2008 B, 5.75% 3/15/36	5,500,000	6,326,925
5% 2/15/34	1,750,000	1,961,610
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	370,000	394,712
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,491,460
Series 2008 A, 5.25% 11/15/36	4,600,000	4,982,582
Series 2008 C, 6.5% 11/15/28	3,600,000	4,229,172
Series 2012 D, 5% 11/15/25	9,500,000	11,133,145
Series 2012 F, 5% 11/15/24	4,600,000	5,441,294
Series 2014 B, 5.25% 11/15/44	2,215,000	2,502,086
New York Thruway Auth. Gen. Rev. Series 2007 H:
5% 1/1/25	4,000,000	4,373,320
5% 1/1/26	2,500,000	2,730,825
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21 (Pre-Refunded to 4/1/17 @ 100)	1,900,000	2,039,460
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	1,996,222
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2011:
5% 6/1/17	$ 4,000,000	$ 4,313,880
5% 6/1/17	3,600,000	3,882,492
Series 2013 B:
5% 6/1/20	4,600,000	4,771,534
5% 6/1/21	2,000,000	2,074,420
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,360,986
		246,707,207
North Carolina - 1.6%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,149,590
5% 7/1/22	1,965,000	2,252,971
5% 7/1/23	2,075,000	2,382,245
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,360,140
Series 2012, 5% 11/1/41	1,630,000	1,749,251
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	3,730,000	4,220,234
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,120,772
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,108,380
Series 2015 A, 5% 1/1/28	3,500,000	4,121,600
Series 2015 C:
5% 1/1/29	8,000,000	9,335,120
5% 1/1/30	10,000,000	11,630,200
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,200,150
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,598,370
		47,229,023
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,599,285
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - continued
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	$ 3,700,000	$ 4,026,784
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,098,601
		6,724,670
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	979,263
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,748,597
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,551,255
5% 6/1/17	1,755,000	1,878,447
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,230,697
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,213,475
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,289,800
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,148,064
Lake County Hosp. Facilities Rev.:
(Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43 (Pre-Refunded to 8/15/43 @ 100)	2,500,000	2,777,550
Series 2015, 5% 8/15/26 (b)	1,170,000	1,328,991
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,332,725
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,482,808
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	7,900,000	8,123,965
Series 2009 C, 5.625% 6/1/18	700,000	754,257
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	1,708,912
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	$ 4,000,000	$ 4,129,320
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,573,470
		49,251,596
Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,898,380
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,008,380
Series 2015:
5% 10/1/24	1,105,000	1,306,950
5% 10/1/32	1,100,000	1,235,949
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	2,000,000	2,264,540
5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,400,000	2,717,448
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	3,928,848
Series 2012:
5% 2/15/21	955,000	1,105,842
5% 2/15/24	1,800,000	2,065,968
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,172,312
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,277,782
		28,982,399
Oregon - 0.1%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,221,955
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	817,617
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,126,600
		4,166,172
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	$ 1,000,000	$ 1,128,800
5% 8/15/20	3,000,000	3,415,200
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,165,620
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	453,548
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,015,095
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,603,112
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/23	2,160,000	2,412,418
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	1,858,236
5% 1/1/23	1,000,000	1,019,200
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	748,468
Series 2015 1, 5% 3/15/29	8,125,000	9,348,300
Series 2015, 5% 3/15/33	2,460,000	2,784,622
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,615
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,360
Ninth Series, 5.25% 8/1/40	3,800,000	4,167,574
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,213,967
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,749,925
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	1,000,000	1,064,120
Philadelphia School District 5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	15,000	15,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,145,140
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,209,725
		42,170,045
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 5.1%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,093,270
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,311,891
(School Proj.):
5% 12/1/16 (Escrowed to Maturity)	1,000,000	1,055,670
5% 12/1/18 (Pre-Refunded to 12/1/16 @ 100)	1,880,000	1,984,660
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,280,799
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,826,457
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,993,085
Series 2012 C:
5% 12/1/15	3,220,000	3,270,071
5% 12/1/18	7,000,000	7,858,830
Series 2013 E, 5.5% 12/1/53	14,000,000	15,641,360
Series 2014 A:
5% 12/1/49	29,450,000	31,824,244
5.5% 12/1/54	14,400,000	16,105,104
Series 2014 C, 5% 12/1/46	19,400,000	21,116,706
Series 2015 A, 5% 12/1/50	6,545,000	7,099,623
Series 2015 C, 5% 12/1/21 (b)	22,000,000	25,581,160
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,769,988
		147,812,918
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/44	5,000,000	5,418,900
Tennessee - 0.2%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/15	2,525,000	2,561,082
Jackson Hosp. Rev.:
5.75% 4/1/41	405,000	442,754
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	1,095,000	1,226,958
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,739,083
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	935,000	966,351
		6,936,228
Municipal Bonds - continued
	Principal Amount	Value
Texas - 9.5%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	$ 2,000,000	$ 2,134,900
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19 (Pre-Refunded to 8/1/18 @ 100)	1,500,000	1,700,655
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,000,000	1,070,290
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	3,255,000	3,483,794
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,835,410
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,417,790
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,102,000
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,800,193
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,232,609
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,967,052
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	4,466,445
Crowley Independent School District Series 2006, 5.25% 8/1/33 (Pre-Refunded to 8/1/16 @ 100)	500,000	524,060
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,213,840
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,579,020
Series 2010 A, 5% 11/1/42	5,200,000	5,716,360
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	569,885
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33 (Pre-Refunded to 10/1/18 @ 100)	3,000,000	3,376,800
Freer Independent School District:
Series 2007:
5.25% 8/15/37	315,000	337,652
5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	215,000	234,479
5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	470,000	512,582
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,962,246
Granbury Independent School District 0% 8/1/19	1,000,000	952,260
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	29,775,121
5.25% 10/1/51	25,400,000	28,357,068
5.5% 4/1/53	2,300,000	2,511,186
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	$ 5,200,000	$ 5,603,468
Harris County Gen. Oblig. (Road Proj.) Series 2008 B, 5.25% 8/15/47	11,600,000	12,559,784
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,674,751
5% 7/1/26	3,000,000	3,416,400
Houston Independent School District Series 2005 A, 0% 2/15/16	2,800,000	2,795,268
Lewisville Independent School District 0% 8/15/18	1,025,000	993,902
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	1,000,000	1,024,460
Lower Colorado River Auth. Rev. Series 2015 B:
5% 5/15/30	4,500,000	5,134,680
5% 5/15/31	7,200,000	8,176,824
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	5,228,865
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,853,050
Magnolia Independent School District Series 2005, 5.25% 8/15/29	1,300,000	1,301,859
Mansfield Independent School District 5.5% 2/15/17	15,000	15,057
New Caney Independent School District Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 8/15/17 @ 100)	6,820,000	7,452,419
North Forest Independent School District Series A, 5% 8/15/18 (Pre-Refunded to 8/15/16 @ 100)	2,125,000	2,226,958
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,108,950
5% 6/1/25	2,100,000	2,325,708
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	1,000,000	1,048,940
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	5,000,000	5,112,650
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,039,422
Series 2009 A, 6.25% 1/1/39	3,000,000	3,460,530
Series 2011 A:
5.5% 9/1/41	5,370,000	6,216,581
6% 9/1/41	2,100,000	2,526,090
Series 2011 D, 5% 9/1/28	4,700,000	5,455,713
Series 2014 A, 5% 1/1/24	2,500,000	2,964,875
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
6% 1/1/24	$ 150,000	$ 166,340
6% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	850,000	955,528
6% 1/1/25	740,000	820,423
6% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	5,260,000	5,913,029
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	2,400,000	2,623,464
Rockdale Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	580,000	595,474
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	663,498
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,096,530
Series 2012, 5.25% 2/1/25	1,600,000	1,986,432
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,158,403
5% 5/15/26	7,000,000	8,174,880
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,771,101
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,402,144
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,057,290
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	1,005,000	1,009,794
Series 2015, 5% 9/1/30	5,000,000	5,562,100
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	900,819
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	1,015,000	1,164,753
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,008,790
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,614,345
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	1,020,000	1,094,348
5% 4/1/25	1,370,000	1,509,822
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	143,845
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,339,555
0% 9/1/16 (Escrowed to Maturity)	15,000	14,925
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Muni. Pwr. Agcy. Rev.: - continued
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,045,000	$ 5,003,076
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,502,423
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	1,200,000	1,286,424
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	1,525,000	1,634,831
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000,000	1,084,670
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	855,000	908,609
4.75% 8/15/27	1,230,000	1,299,175
Waller Independent School District 5.5% 2/15/33	5,100,000	5,592,150
		276,609,891
Utah - 0.1%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,931,882
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,785,000	2,001,110
		3,932,992
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,292,964
Virginia - 0.4%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,215,721
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	3,000,000	3,450,750
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,591,058
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,769,375
		10,026,904
Washington - 2.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	786,720
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,289,560
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	$ 7,700,000	$ 8,600,361
Series 2009, 5.25% 1/1/42	1,000,000	1,110,300
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,458,120
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	4,040,820
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,571,500
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,471,000
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,954,800
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,776,420
Series 2010 A, 5.25% 8/15/20	2,325,000	2,654,732
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,370,494
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,650,285
Series 2012 A, 5% 10/1/24	6,700,000	7,819,704
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,584,626
Series 2015, 5% 1/1/26	2,000,000	2,288,880
		67,428,322
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (c)	4,310,000	4,288,795
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,448,928
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,111,930
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A:
4% 10/1/44	1,500,000	1,509,090
5% 10/1/44	2,900,000	3,197,482
		11,556,225
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.0%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	$ 1,000,000	$ 1,029,680
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,475,000	1,422,180
5% 5/1/23	1,410,000	1,567,370
5% 5/1/25	775,000	852,640
Series 2015, 5% 12/15/44	10,000,000	10,855,300
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,127,320
5.75% 7/1/30	1,000,000	1,152,630
Series 2013 B:
5% 7/1/26	750,000	848,093
5% 7/1/36	1,900,000	2,053,026
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,222,440
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,019,970
Series 2012:
5% 10/1/24	1,400,000	1,614,102
5% 6/1/27	1,000,000	1,132,410
5% 8/15/32	1,000,000	1,104,530
5% 6/1/39	1,190,000	1,275,787
		29,277,478
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	3,004,352
TOTAL MUNICIPAL BONDS (Cost $2,650,666,989)		2,811,269,638
Municipal Notes - 0.5%

Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	3,600,000	3,844,224
Municipal Notes - continued
	Principal Amount	Value
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.23% 8/7/15, VRDN (c)	$ 3,000,000	$ 3,000,000
Series 2010 B1, 0.23% 8/7/15, VRDN (c)	2,500,000	2,500,000
		5,500,000
New York - 0.2%
Rockland County Gen. Oblig. TAN 2% 3/16/16	7,000,000	7,057,190
TOTAL MUNICIPAL NOTES (Cost $16,351,641)		16,401,414
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $2,667,018,630)		2,827,671,052
NET OTHER ASSETS (LIABILITIES) - 3.1%		89,065,900
NET ASSETS - 100%		$ 2,916,736,952
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	30.5%
Health Care	15.6%
Escrowed/Pre-Refunded	11.6%
Electric Utilities	11.1%
Transportation	10.8%
Water & Sewer	7.7%
Others* (Individually Less Than 5%)	12.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,667,018,630)		$ 2,827,671,052
Cash		145,677,882
Receivable for fund shares sold		3,439,002
Interest receivable		29,396,049
Other receivables		9,133
Total assets		3,006,193,118

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 83,138,770
Payable for fund shares redeemed	1,742,593
Distributions payable	3,958,978
Accrued management fee	361,992
Other affiliated payables	215,571
Other payables and accrued expenses	38,262
Total liabilities		89,456,166

Net Assets		$ 2,916,736,952
Net Assets consist of:
Paid in capital		$ 2,759,819,937
Undistributed net investment income		163,522
Accumulated undistributed net realized gain (loss) on investments		(3,898,929)
Net unrealized appreciation (depreciation) on investments		160,652,422
Net Assets, for 252,608,706 shares outstanding		$ 2,916,736,952
Net Asset Value, offering price and redemption price per share ($2,916,736,952 ÷ 252,608,706 shares)		$ 11.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Interest		$ 52,623,731

Expenses
Management fee	$ 5,143,142
Transfer agent fees	1,048,675
Accounting fees and expenses	248,529
Custodian fees and expenses	17,581
Independent trustees' compensation	5,595
Registration fees	108,481
Audit	28,163
Legal	16,906
Miscellaneous	26,671
Total expenses before reductions	6,643,743
Expense reductions	(3,125,688)	3,518,055
Net investment income (loss)		49,105,676
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		704,536
Change in net unrealized appreciation (depreciation) on investment securities		(89,333,164)
Net gain (loss)		(88,628,628)
Net increase (decrease) in net assets resulting from operations		$ (39,522,952)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,105,676	$ 91,073,536
Net realized gain (loss)	704,536	4,113,104
Change in net unrealized appreciation (depreciation)	(89,333,164)	157,531,985
Net increase (decrease) in net assets resulting from operations	(39,522,952)	252,718,625
Distributions to shareholders from net investment income	(49,034,051)	(91,421,218)
Distributions to shareholders from net realized gain	-	(202,805)
Total distributions	(49,034,051)	(91,624,023)
Share transactions
Proceeds from sales of shares	466,644,248	808,319,526
Reinvestment of distributions	27,093,264	47,194,116
Cost of shares redeemed	(410,929,534)	(354,083,646)
Net increase (decrease) in net assets resulting from share transactions	82,807,978	501,429,996
Redemption fees	12,898	21,802
Total increase (decrease) in net assets	(5,736,127)	662,546,400

Net Assets
Beginning of period	2,922,473,079	2,259,926,679
End of period (including undistributed net investment income of $163,522 and undistributed net investment income of $91,897, respectively)	$ 2,916,736,952	$ 2,922,473,079
Other Information Shares
Sold	40,246,904	69,908,054
Issued in reinvestment of distributions	2,332,188	4,080,402
Redeemed	(35,346,803)	(30,748,378)
Net increase (decrease)	7,232,289	43,240,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Bond Fund

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.18	$ 11.73	$ 11.45	$ 10.42	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.200	.414	.425	.411	.436	.445
Net realized and unrealized gain (loss)	(.360)	.734	(.551)	.276	1.033	(.340)
Total from investment operations	(.160)	1.148	(.126)	.687	1.469	.105
Distributions from net investment income	(.200)	(.417)	(.424)	(.407)	(.439)	(.445)
Distributions from net realized gain	-	(.001)	-	-H	-	-
Total distributions	(.200)	(.418)	(.424)	(.407)	(.439)	(.445)
Redemption fees added to paid in capitalD, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.55	$ 11.91	$ 11.18	$ 11.73	$ 11.45	$ 10.42
Total ReturnB, C	(1.34)%	10.45%	(1.03)%	6.09%	14.40%	.89%
Ratios to Average Net AssetsE, G
Expenses before reductions	.47%A	.46%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.24%
Net investment income (loss)	3.47%A	3.59%	3.77%	3.54%	4.01%	4.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,916,737	$ 2,922,473	$ 2,259,927	$ 2,495,456	$ 2,234,040	$ 1,730,801
Portfolio turnover rateF	8%A	5%	14%	5%	8%	18%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 172,229,860
Gross unrealized depreciation	(11,639,884)
Net unrealized appreciation (depreciation) on securities	$ 160,589,976

Tax cost	$ 2,667,081,076

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,200,326)
2018	(3,066,004)
Total with expiration	$ (4,266,330)

Semiannual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $348,856,873 and $110,939,247, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,191 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,101,744.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17,592.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $6,352.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SFB-USAN-0915
1.789295.112

Fidelity®

Series 1000 Value Index

Fund

Fidelity Series 1000 Value Index
Fund

Class F

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series 1000 Value Index Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Series 1000 Value Index	.10%
Actual		$ 1,000.00	$ 1,039.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Class F	.05%
Actual		$ 1,000.00	$ 1,040.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.2	3.8
Wells Fargo & Co.	2.6	2.5
General Electric Co.	2.5	2.4
JPMorgan Chase & Co.	2.4	2.1
Berkshire Hathaway, Inc. Class B	2.4	2.6
Johnson & Johnson	2.3	2.4
Pfizer, Inc.	2.1	2.0
Procter & Gamble Co.	2.0	2.1
Bank of America Corp.	1.8	1.6
AT&T, Inc.	1.7	1.7
	23.0
Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.1	29.1
Energy	13.0	11.1
Health Care	12.1	14.2
Information Technology	10.9	9.2
Industrials	9.9	10.0
Consumer Staples	6.8	7.4
Utilities	5.8	6.8
Consumer Discretionary	5.3	6.5
Materials	2.8	3.1
Telecommunication Services	2.4	2.1

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.3%
Gentex Corp.	25,790	$ 414,703
Johnson Controls, Inc.	88,955	4,052,790
Lear Corp.	3,313	344,784
The Goodyear Tire & Rubber Co.	47,321	1,425,782
		6,238,059
Automobiles - 1.1%
Ford Motor Co.	680,947	10,098,444
General Motors Co.	280,543	8,839,910
Harley-Davidson, Inc.	16,530	963,699
		19,902,053
Distributors - 0.0%
Genuine Parts Co.	1,895	168,560
Diversified Consumer Services - 0.0%
Graham Holdings Co.	611	421,321
H&R Block, Inc.	3,137	104,431
		525,752
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	2,881	91,673
Carnival Corp. unit	74,018	3,944,419
Darden Restaurants, Inc.	17,666	1,303,044
Hyatt Hotels Corp. Class A (a)	5,971	333,361
International Game Technology PLC (a)	5,397	106,861
MGM Mirage, Inc. (a)	72,615	1,424,706
Norwegian Cruise Line Holdings Ltd. (a)	1,866	116,476
Royal Caribbean Cruises Ltd.	30,153	2,709,247
Wendy's Co.	47,732	489,730
Wynn Resorts Ltd.	1,638	169,091
		10,688,608
Household Durables - 0.5%
D.R. Horton, Inc.	33,727	1,001,355
Garmin Ltd. (d)	20,767	870,345
Lennar Corp.:
Class A	17,939	951,485
Class B	1,034	45,351
Mohawk Industries, Inc. (a)	3,225	650,128
Newell Rubbermaid, Inc.	23,366	1,011,280
PulteGroup, Inc.	63,924	1,324,505
Toll Brothers, Inc. (a)	20,045	780,151
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp. (d)	472	$ 27,598
Whirlpool Corp.	12,722	2,261,081
		8,923,279
Internet & Catalog Retail - 0.1%
Liberty Interactive Corp. Qvc G Series A (a)	47,559	1,381,589
Leisure Products - 0.1%
Brunswick Corp.	4,274	226,907
Hasbro, Inc.	3,671	289,055
Mattel, Inc.	59,319	1,376,794
Vista Outdoor, Inc. (a)	9,743	459,577
		2,352,333
Media - 1.3%
Cable One, Inc. (a)	611	253,699
Cablevision Systems Corp. - NY Group Class A	30,393	857,690
Clear Channel Outdoor Holding, Inc. Class A (a)	4,088	39,490
Comcast Corp.:
Class A	36,103	2,253,188
Class A (special) (non-vtg.)	6,482	404,088
Discovery Communications, Inc.:
Class A (a)(d)	2,457	81,130
Class C (non-vtg.) (a)	4,327	131,108
DISH Network Corp. Class A (a)	12,477	806,139
Gannett Co., Inc.	19,886	251,558
John Wiley & Sons, Inc. Class A	8,118	430,335
Liberty Broadband Corp.:
Class A (a)	4,581	247,237
Class C (a)	11,633	622,714
Liberty Media Corp.:
Class A (a)	18,329	692,836
Class C (a)	35,157	1,325,419
News Corp.:
Class A (a)	67,248	990,563
Class B (a)	21,198	302,495
Tegna, Inc.	39,773	1,158,587
Thomson Reuters Corp.	57,795	2,339,905
Time Warner, Inc.	69,609	6,128,376
Tribune Media Co. Class A	14,137	713,777
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Twenty-First Century Fox, Inc.:
Class A	71,293	$ 2,458,896
Class B	27,387	918,012
		23,407,242
Multiline Retail - 0.7%
Dillard's, Inc. Class A	3,685	375,428
JC Penney Corp., Inc. (a)(d)	53,495	440,799
Kohl's Corp.	35,556	2,180,294
Macy's, Inc.	16,709	1,153,924
Sears Holdings Corp. (a)(d)	2,081	44,846
Target Corp.	101,983	8,347,309
		12,542,600
Specialty Retail - 0.4%
Aarons, Inc. Class A	9,683	358,077
Best Buy Co., Inc.	53,211	1,718,183
Cabela's, Inc. Class A (a)(d)	7,984	354,729
CST Brands, Inc.	2,358	89,321
Dick's Sporting Goods, Inc.	5,017	255,767
DSW, Inc. Class A	12,085	393,004
Foot Locker, Inc.	3,310	233,521
GameStop Corp. Class A (d)	18,789	861,476
Murphy U.S.A., Inc. (a)	7,452	408,072
Office Depot, Inc. (a)	78,987	631,896
Penske Automotive Group, Inc.	4,665	251,910
Staples, Inc.	112,322	1,652,257
Tiffany & Co., Inc.	4,871	466,155
		7,674,368
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	41,658	1,299,730
Fossil Group, Inc. (a)	1,350	92,813
PVH Corp.	14,493	1,681,768
Ralph Lauren Corp.	9,912	1,247,822
		4,322,133
TOTAL CONSUMER DISCRETIONARY		98,126,576
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.8%
Beverages - 0.1%
Brown-Forman Corp.:
Class A (d)	336	$ 40,149
Class B (non-vtg.)	1,547	167,710
Molson Coors Brewing Co. Class B	24,176	1,719,881
		1,927,740
Food & Staples Retailing - 2.0%
CVS Health Corp.	14,441	1,624,179
Rite Aid Corp. (a)	70,387	627,148
Sysco Corp.	70,779	2,569,985
Wal-Mart Stores, Inc.	276,016	19,867,632
Walgreens Boots Alliance, Inc.	127,481	12,318,489
Whole Foods Market, Inc.	5,276	192,046
		37,199,479
Food Products - 1.7%
Archer Daniels Midland Co.	108,114	5,126,766
Bunge Ltd.	25,178	2,010,463
Campbell Soup Co.	12,547	618,693
ConAgra Foods, Inc.	64,365	2,835,922
Flowers Foods, Inc.	3,326	72,041
Ingredion, Inc.	10,960	966,672
Kellogg Co.	4,378	289,692
Mondelez International, Inc.	284,151	12,823,735
Pilgrim's Pride Corp. (d)	9,919	214,647
Pinnacle Foods, Inc.	20,435	918,553
The J.M. Smucker Co.	20,980	2,343,256
Tyson Foods, Inc. Class A	49,042	2,175,013
		30,395,453
Household Products - 2.2%
Clorox Co.	4,761	532,946
Colgate-Palmolive Co.	19,507	1,326,866
Energizer Holdings, Inc.	10,903	419,875
Kimberly-Clark Corp.	13,214	1,519,214
Procter & Gamble Co.	474,418	36,387,861
		40,186,762
Personal Products - 0.1%
Avon Products, Inc. (d)	76,281	432,513
Edgewell Personal Care Co. (a)	10,903	1,043,526
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Herbalife Ltd. (a)	1,888	$ 95,325
Nu Skin Enterprises, Inc. Class A	8,121	321,998
		1,893,362
Tobacco - 0.7%
Altria Group, Inc.	20,342	1,106,198
Philip Morris International, Inc.	135,907	11,624,126
		12,730,324
TOTAL CONSUMER STAPLES		124,333,120
ENERGY - 13.0%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	75,670	4,400,211
Cameron International Corp. (a)	33,558	1,693,337
Diamond Offshore Drilling, Inc. (d)	11,257	247,091
Dril-Quip, Inc. (a)	6,829	398,882
Ensco PLC Class A	41,077	681,057
FMC Technologies, Inc. (a)	14,129	462,866
Frank's International NV	6,061	98,128
Halliburton Co.	148,303	6,197,582
Helmerich & Payne, Inc.	16,905	976,095
Nabors Industries Ltd.	57,920	672,451
National Oilwell Varco, Inc.	67,587	2,847,440
Noble Corp.	42,422	506,943
Oceaneering International, Inc.	14,283	571,606
Patterson-UTI Energy, Inc.	25,740	424,324
Rowan Companies PLC	21,874	376,889
RPC, Inc. (d)	8,815	108,425
Schlumberger Ltd.	195,037	16,152,964
Seadrill Ltd.	65,512	583,712
Superior Energy Services, Inc.	26,378	448,426
Weatherford International Ltd. (a)	135,834	1,450,707
		39,299,136
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	88,619	6,588,823
Antero Resources Corp. (a)(d)	12,222	336,227
Apache Corp.	65,608	3,008,783
California Resources Corp.	55,128	233,191
Cheniere Energy, Inc. (a)	41,250	2,845,013
Chesapeake Energy Corp. (d)	102,852	890,698
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	328,727	$ 29,085,765
Cimarex Energy Co.	16,580	1,726,310
Cobalt International Energy, Inc. (a)	64,287	495,653
Columbia Pipeline Group, Inc.	55,644	1,623,692
Concho Resources, Inc. (a)	21,041	2,242,129
ConocoPhillips Co.	215,347	10,840,568
CONSOL Energy, Inc.	40,118	662,749
Continental Resources, Inc. (a)	10,083	336,873
CVR Energy, Inc.	1,795	68,623
Denbury Resources, Inc. (d)	62,579	246,561
Devon Energy Corp.	71,465	3,531,800
Diamondback Energy, Inc.	11,047	743,463
Energen Corp.	12,814	707,333
EOG Resources, Inc.	87,552	6,758,139
EP Energy Corp. (a)(d)	5,966	49,935
EQT Corp.	26,710	2,052,664
Exxon Mobil Corp.	730,958	57,899,179
Golar LNG Ltd.	15,764	678,955
Gulfport Energy Corp. (a)	16,946	555,151
Hess Corp.	43,853	2,587,766
HollyFrontier Corp.	29,050	1,401,953
Kinder Morgan, Inc.	312,112	10,811,560
Kosmos Energy Ltd. (a)	27,640	199,008
Laredo Petroleum, Inc. (a)(d)	21,591	185,035
Marathon Oil Corp.	117,285	2,464,158
Marathon Petroleum Corp.	87,778	4,798,823
Murphy Oil Corp.	31,202	1,023,114
Newfield Exploration Co. (a)	28,543	935,925
Noble Energy, Inc.	74,995	2,642,074
Occidental Petroleum Corp.	134,145	9,416,979
ONEOK, Inc.	20,130	760,713
PBF Energy, Inc. Class A	15,084	476,202
Phillips 66 Co.	94,629	7,523,006
Pioneer Natural Resources Co.	26,016	3,298,048
QEP Resources, Inc.	30,973	429,905
Range Resources Corp.	27,686	1,089,167
Rice Energy, Inc. (a)	12,781	230,697
SM Energy Co.	11,828	438,464
Southwestern Energy Co. (a)	67,422	1,254,049
Spectra Energy Corp.	116,789	3,534,035
Targa Resources Corp.	5,029	444,815
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Corp.	5,006	$ 179,265
Tesoro Corp.	20,716	2,016,495
Valero Energy Corp.	88,862	5,829,347
Whiting Petroleum Corp. (a)	35,788	733,296
World Fuel Services Corp.	10,366	421,378
WPX Energy, Inc. (a)	35,897	312,304
		199,645,858
TOTAL ENERGY		238,944,994
FINANCIALS - 30.1%
Banks - 11.8%
Associated Banc-Corp.	26,741	527,065
Bank of America Corp.	1,835,561	32,819,831
Bank of Hawaii Corp.	7,647	515,943
BankUnited, Inc.	18,131	662,144
BB&T Corp.	126,675	5,101,202
BOK Financial Corp.	4,913	326,518
CIT Group, Inc.	30,515	1,435,426
Citigroup, Inc.	530,304	31,001,572
Citizens Financial Group, Inc.	54,677	1,425,429
City National Corp.	8,429	757,851
Comerica, Inc.	31,209	1,480,243
Commerce Bancshares, Inc.	14,439	679,933
Cullen/Frost Bankers, Inc.	9,518	689,579
East West Bancorp, Inc.	25,220	1,128,847
Fifth Third Bancorp	140,175	2,953,487
First Horizon National Corp.	40,938	648,867
First Niagara Financial Group, Inc.	62,251	604,457
First Republic Bank	24,939	1,590,859
Huntington Bancshares, Inc.	141,755	1,654,281
JPMorgan Chase & Co.	648,758	44,459,386
KeyCorp	148,729	2,207,138
M&T Bank Corp.	22,909	3,004,515
PacWest Bancorp	17,858	826,647
Peoples United Financial, Inc.	54,194	881,736
PNC Financial Services Group, Inc.	90,306	8,866,243
Popular, Inc. (a)	18,146	555,631
Regions Financial Corp.	234,997	2,441,619
Signature Bank (a)	737	107,300
SunTrust Banks, Inc.	89,284	3,958,853
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SVB Financial Group (a)	3,342	$ 478,240
Synovus Financial Corp.	23,354	736,118
TCF Financial Corp.	29,616	487,479
U.S. Bancorp	292,623	13,229,486
Wells Fargo & Co.	815,007	47,164,455
Zions Bancorporation	35,628	1,111,237
		216,519,617
Capital Markets - 3.2%
Ameriprise Financial, Inc.	5,311	667,433
Bank of New York Mellon Corp.	174,778	7,585,365
BlackRock, Inc. Class A	14,946	5,026,639
Charles Schwab Corp.	58,853	2,052,793
E*TRADE Financial Corp. (a)	50,829	1,444,560
Franklin Resources, Inc.	67,294	3,065,242
Goldman Sachs Group, Inc.	75,529	15,488,732
Interactive Brokers Group, Inc.	9,215	369,982
Invesco Ltd.	66,034	2,548,912
Legg Mason, Inc.	11,525	568,644
Morgan Stanley	267,811	10,401,779
Northern Trust Corp.	40,639	3,108,477
Raymond James Financial, Inc.	22,401	1,321,659
State Street Corp.	71,830	5,499,305
TD Ameritrade Holding Corp.	6,928	254,465
Waddell & Reed Financial, Inc. Class A	916	41,138
		59,445,125
Consumer Finance - 1.4%
Ally Financial, Inc. (a)	78,173	1,779,999
American Express Co.	121,696	9,256,198
Capital One Financial Corp.	95,439	7,759,191
Discover Financial Services	77,064	4,300,942
Navient Corp.	68,205	1,070,819
Santander Consumer U.S.A. Holdings, Inc. (a)	14,739	356,389
SLM Corp. (a)	5,970	54,506
Springleaf Holdings, Inc. (a)	9,137	461,510
Synchrony Financial (d)	22,520	773,787
		25,813,341
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	304,086	43,405,236
CME Group, Inc.	55,955	5,373,918
IntercontinentalExchange Group, Inc.	12,481	2,846,167
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Leucadia National Corp.	49,889	$ 1,173,389
The NASDAQ OMX Group, Inc.	20,297	1,035,756
Voya Financial, Inc.	40,143	1,884,714
		55,719,180
Insurance - 5.8%
ACE Ltd.	56,849	6,183,466
AFLAC, Inc.	75,489	4,835,070
Alleghany Corp. (a)	2,805	1,363,595
Allied World Assur Co. Holdings AG	16,734	707,179
Allstate Corp.	71,252	4,912,825
American Financial Group, Inc.	12,091	833,674
American International Group, Inc.	233,071	14,944,513
American National Insurance Co.	1,267	135,506
AmTrust Financial Services, Inc.	6,351	441,458
Arch Capital Group Ltd. (a)	21,746	1,551,795
Arthur J. Gallagher & Co.	13,103	621,475
Aspen Insurance Holdings Ltd.	10,803	519,516
Assurant, Inc.	11,907	888,262
Assured Guaranty Ltd.	26,457	647,138
Axis Capital Holdings Ltd.	17,695	1,018,524
Brown & Brown, Inc.	20,313	679,470
Cincinnati Financial Corp.	28,816	1,590,931
CNA Financial Corp.	4,785	189,582
Endurance Specialty Holdings Ltd.	10,818	751,743
Everest Re Group Ltd.	7,790	1,426,505
FNF Group	49,170	1,922,055
Genworth Financial, Inc. Class A (a)	87,205	611,307
Hanover Insurance Group, Inc.	7,753	626,830
Hartford Financial Services Group, Inc.	72,975	3,469,961
HCC Insurance Holdings, Inc.	16,779	1,294,668
Lincoln National Corp.	43,936	2,474,476
Loews Corp.	54,582	2,080,120
Markel Corp. (a)	2,193	1,951,222
Marsh & McLennan Companies, Inc.	37,745	2,186,945
Mercury General Corp.	4,745	267,855
MetLife, Inc.	163,651	9,121,907
Old Republic International Corp.	45,788	766,033
PartnerRe Ltd.	8,369	1,137,849
Principal Financial Group, Inc.	50,840	2,822,128
ProAssurance Corp.	9,645	465,757
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Progressive Corp.	101,433	$ 3,093,707
Prudential Financial, Inc.	79,075	6,987,067
Reinsurance Group of America, Inc.	11,606	1,120,211
RenaissanceRe Holdings Ltd.	8,074	866,340
StanCorp Financial Group, Inc.	7,400	843,748
The Chubb Corp.	40,137	4,990,233
The Travelers Companies, Inc.	55,517	5,891,464
Torchmark Corp.	22,110	1,362,197
Unum Group	43,745	1,567,821
Validus Holdings Ltd.	14,829	687,324
W.R. Berkley Corp.	17,047	949,859
White Mountains Insurance Group Ltd.	1,051	742,006
XL Group PLC Class A	53,761	2,043,993
		106,587,310
Real Estate Investment Trusts - 4.6%
Alexandria Real Estate Equities, Inc.	12,630	1,170,927
American Campus Communities, Inc.	19,689	734,793
American Capital Agency Corp.	61,853	1,191,289
American Homes 4 Rent Class A	29,048	480,744
Annaly Capital Management, Inc.	166,157	1,653,262
Apartment Investment & Management Co. Class A	27,399	1,070,753
Apple Hospitality (REIT), Inc.	32,631	591,926
AvalonBay Communities, Inc.	22,986	3,961,407
BioMed Realty Trust, Inc.	35,690	768,763
Boston Properties, Inc.	2,340	288,475
Brandywine Realty Trust (SBI)	31,535	434,237
Brixmor Property Group, Inc.	30,337	742,346
Camden Property Trust (SBI)	15,226	1,212,446
CBL & Associates Properties, Inc.	29,277	478,386
Chimera Investment Corp.	36,044	512,906
Columbia Property Trust, Inc.	19,179	463,365
Communications Sales & Leasing, Inc. (a)	21,151	440,998
Corporate Office Properties Trust (SBI)	16,586	383,634
Corrections Corp. of America	20,517	721,583
DDR Corp.	53,102	865,563
Digital Realty Trust, Inc.	10,143	651,891
Douglas Emmett, Inc.	25,573	749,545
Duke Realty LP	60,496	1,220,204
Empire State Realty Trust, Inc.	10,333	183,721
Equity Commonwealth (a)	22,744	595,893
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential (SBI)	63,401	$ 4,743,029
Essex Property Trust, Inc.	11,271	2,534,961
Gaming & Leisure Properties	13,363	437,638
General Growth Properties, Inc.	100,121	2,717,284
HCP, Inc.	80,260	3,101,246
Health Care REIT, Inc.	33,749	2,341,168
Healthcare Trust of America, Inc.	19,801	497,599
Home Properties, Inc.	10,152	748,202
Hospitality Properties Trust (SBI)	26,292	720,927
Host Hotels & Resorts, Inc.	131,970	2,557,579
Iron Mountain, Inc.	22,445	674,472
Kilroy Realty Corp.	15,454	1,094,916
Kimco Realty Corp.	72,366	1,788,164
Liberty Property Trust (SBI)	26,203	891,688
MFA Financial, Inc.	64,939	488,991
Mid-America Apartment Communities, Inc.	13,210	1,061,291
National Retail Properties, Inc.	23,495	873,309
NorthStar Realty Finance Corp.	60,812	972,992
Omega Healthcare Investors, Inc.	23,323	845,692
Outfront Media, Inc.	24,090	605,382
Paramount Group, Inc.	31,311	559,528
Piedmont Office Realty Trust, Inc. Class A	27,069	492,926
Plum Creek Timber Co., Inc.	18,167	744,847
Post Properties, Inc.	6,346	361,341
Prologis, Inc.	91,119	3,700,343
Public Storage	2,209	453,243
Rayonier, Inc.	22,243	547,178
Realty Income Corp.	40,770	1,968,783
Regency Centers Corp.	16,537	1,057,872
Retail Properties America, Inc.	41,585	605,478
Senior Housing Properties Trust (SBI)	41,203	711,576
SL Green Realty Corp.	17,459	2,010,229
Spirit Realty Capital, Inc.	77,396	785,569
Starwood Property Trust, Inc.	41,750	908,480
Taubman Centers, Inc.	6,816	509,837
The Macerich Co.	27,747	2,196,453
Two Harbors Investment Corp.	64,270	656,839
UDR, Inc.	45,407	1,535,211
Ventas, Inc.	57,547	3,860,828
VEREIT, Inc.	158,700	1,390,212
Vornado Realty Trust	32,532	3,173,497
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weingarten Realty Investors (SBI)	21,724	$ 764,250
Weyerhaeuser Co.	82,354	2,527,444
WP Carey, Inc.	18,293	1,119,349
WP Glimcher, Inc.	32,486	439,860
		84,346,760
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	38,291	894,095
Howard Hughes Corp. (a)	4,149	564,098
Jones Lang LaSalle, Inc.	2,139	380,828
Realogy Holdings Corp. (a)	16,339	743,751
		2,582,772
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	92,840	957,180
New York Community Bancorp, Inc.	77,893	1,482,304
TFS Financial Corp.	11,570	195,070
		2,634,554
TOTAL FINANCIALS		553,648,659
HEALTH CARE - 12.1%
Biotechnology - 0.1%
Alkermes PLC (a)	4,482	313,830
Alnylam Pharmaceuticals, Inc. (a)	2,367	301,627
Baxalta, Inc.	34,829	1,143,436
		1,758,893
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	260,053	13,182,087
Alere, Inc. (a)	5,343	259,723
Baxter International, Inc.	34,829	1,395,946
Boston Scientific Corp. (a)	215,656	3,739,475
DENTSPLY International, Inc.	18,238	1,037,925
Hill-Rom Holdings, Inc.	805	45,104
Medtronic PLC	249,012	19,520,051
St. Jude Medical, Inc.	21,494	1,586,687
Stryker Corp.	28,810	2,946,399
Teleflex, Inc.	7,281	975,581
The Cooper Companies, Inc.	2,692	476,484
Zimmer Biomet Holdings, Inc.	27,742	2,887,110
		48,052,572
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
Aetna, Inc.	45,940	$ 5,189,842
Anthem, Inc.	36,800	5,677,136
Brookdale Senior Living, Inc. (a)	25,311	838,553
Cardinal Health, Inc.	5,568	473,169
Community Health Systems, Inc. (a)	20,694	1,210,806
DaVita HealthCare Partners, Inc. (a)	22,023	1,740,478
Express Scripts Holding Co. (a)	20,458	1,842,652
HCA Holdings, Inc. (a)	51,582	4,797,642
Health Net, Inc. (a)	11,293	755,050
Humana, Inc.	1,943	353,801
Laboratory Corp. of America Holdings (a)	11,776	1,498,967
LifePoint Hospitals, Inc. (a)	7,007	580,600
MEDNAX, Inc. (a)	6,936	587,063
Omnicare, Inc.	11,228	1,087,432
Patterson Companies, Inc.	6,838	342,994
Quest Diagnostics, Inc.	25,183	1,858,757
UnitedHealth Group, Inc.	8,345	1,013,083
Universal Health Services, Inc. Class B	13,201	1,917,181
VCA, Inc. (a)	821	50,516
		31,815,722
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	21,848	315,922
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	58,383	2,390,784
Bio-Rad Laboratories, Inc. Class A (a)	3,622	545,980
Bio-Techne Corp.	3,824	418,269
PerkinElmer, Inc.	16,770	887,468
QIAGEN NV (a)	40,679	1,138,198
Quintiles Transnational Holdings, Inc. (a)	736	56,466
Thermo Fisher Scientific, Inc.	46,012	6,420,054
VWR Corp.	2,445	65,502
		11,922,721
Pharmaceuticals - 7.0%
Allergan PLC (a)	37,558	12,437,332
Endo Health Solutions, Inc. (a)	23,225	2,033,117
Hospira, Inc. (a)	6,664	596,095
Johnson & Johnson	422,125	42,301,146
Mallinckrodt PLC (a)	12,428	1,540,575
Merck & Co., Inc.	437,338	25,785,448
Mylan N.V.	11,200	627,088
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. PLC	20,796	$ 3,996,991
Pfizer, Inc.	1,076,148	38,805,897
		128,123,689
TOTAL HEALTH CARE		221,989,519
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.2%
General Dynamics Corp.	35,319	5,266,416
L-3 Communications Holdings, Inc.	14,440	1,667,242
Lockheed Martin Corp.	13,374	2,769,755
Northrop Grumman Corp.	23,471	4,060,718
Orbital ATK, Inc.	10,643	755,121
Precision Castparts Corp.	19,501	3,801,135
Raytheon Co.	53,131	5,796,061
Spirit AeroSystems Holdings, Inc. Class A (a)	1,912	107,646
Textron, Inc.	37,628	1,644,344
Triumph Group, Inc.	8,639	465,210
United Technologies Corp.	141,257	14,169,490
		40,503,138
Air Freight & Logistics - 0.3%
FedEx Corp.	31,569	5,411,558
Airlines - 0.1%
Copa Holdings SA Class A (d)	5,771	435,884
JetBlue Airways Corp. (a)	34,437	791,362
		1,227,246
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	2,554	149,409
Fortune Brands Home & Security, Inc.	18,168	867,522
Owens Corning	20,688	927,857
		1,944,788
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	30,033	1,037,039
Clean Harbors, Inc. (a)(d)	3,333	165,050
KAR Auction Services, Inc.	16,503	642,462
Pitney Bowes, Inc.	21,676	453,462
R.R. Donnelley & Sons Co. (d)	17,372	304,879
Republic Services, Inc.	41,398	1,760,657
Tyco International Ltd.	9,301	353,345
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Waste Connections, Inc.	21,716	$ 1,088,623
Waste Management, Inc.	72,712	3,717,765
		9,523,282
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	22,885	705,545
Chicago Bridge & Iron Co. NV (d)	17,174	912,626
Fluor Corp.	25,698	1,201,382
Jacobs Engineering Group, Inc. (a)	22,018	927,398
KBR, Inc.	25,291	441,834
Quanta Services, Inc. (a)	28,754	794,185
		4,982,970
Electrical Equipment - 0.5%
Babcock & Wilcox Enterprises, Inc. (a)	7,512	148,137
BWX Technologies, Inc.	15,025	369,014
Eaton Corp. PLC	81,321	4,926,426
Emerson Electric Co.	36,440	1,885,770
Hubbell, Inc. Class B	8,805	919,330
Regal Beloit Corp.	7,440	516,559
		8,765,236
Industrial Conglomerates - 3.1%
Carlisle Companies, Inc.	8,923	903,543
Danaher Corp.	84,154	7,705,140
General Electric Co.	1,760,808	45,957,089
Roper Industries, Inc.	10,874	1,818,894
		56,384,666
Machinery - 1.8%
AGCO Corp.	13,298	731,523
Allison Transmission Holdings, Inc.	14,396	420,075
Caterpillar, Inc.	86,938	6,835,935
Colfax Corp. (a)(d)	17,607	671,531
Crane Co.	8,436	448,795
Cummins, Inc.	8,138	1,054,115
Deere & Co. (d)	47,735	4,514,299
Donaldson Co., Inc.	2,394	80,438
Dover Corp.	28,119	1,801,584
Flowserve Corp.	12,588	591,510
IDEX Corp.	1,202	91,388
Ingersoll-Rand PLC	42,684	2,620,798
ITT Corp.	15,639	594,282
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. (d)	17,072	$ 450,872
Kennametal, Inc.	13,899	440,459
Lincoln Electric Holdings, Inc.	1,047	63,396
Manitowoc Co., Inc.	23,870	421,783
Oshkosh Corp.	13,712	501,036
PACCAR, Inc.	5,972	387,224
Parker Hannifin Corp.	13,300	1,499,575
Pentair PLC	31,495	1,915,211
SPX Corp.	7,193	470,494
Stanley Black & Decker, Inc.	24,182	2,550,959
Terex Corp.	18,427	408,342
Timken Co.	13,621	454,669
Trinity Industries, Inc.	27,165	794,848
Valmont Industries, Inc.	3,907	434,576
Xylem, Inc.	31,799	1,098,019
		32,347,736
Marine - 0.0%
Kirby Corp. (a)	9,781	708,242
Professional Services - 0.2%
Dun & Bradstreet Corp.	4,448	554,977
IHS, Inc. Class A (a)	1,737	217,177
Manpower, Inc.	13,715	1,240,933
Nielsen Holdings B.V.	20,069	972,544
Towers Watson & Co.	9,991	1,266,659
		4,252,290
Road & Rail - 0.6%
AMERCO	667	239,700
CSX Corp.	127,822	3,998,272
Genesee & Wyoming, Inc. Class A (a)	5,676	404,245
Kansas City Southern	19,381	1,922,401
Norfolk Southern Corp.	53,084	4,476,574
Ryder System, Inc.	9,346	846,000
		11,887,192
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	17,032	602,081
GATX Corp.	7,697	408,249
MSC Industrial Direct Co., Inc. Class A	5,784	412,168
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Now, Inc. (a)(d)	18,791	$ 326,963
WESCO International, Inc. (a)(d)	7,753	475,724
		2,225,185
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	12,117	1,029,097
TOTAL INDUSTRIALS		181,192,626
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 2.5%
Arris Group, Inc. (a)	19,864	614,195
Brocade Communications Systems, Inc.	73,266	751,709
Cisco Systems, Inc.	888,545	25,252,449
CommScope Holding Co., Inc. (a)	10,277	322,389
EchoStar Holding Corp. Class A (a)	7,733	358,966
Harris Corp.	18,028	1,495,242
JDS Uniphase Corp. (a)	41,052	455,267
Juniper Networks, Inc.	56,972	1,619,144
QUALCOMM, Inc.	241,470	15,548,253
		46,417,614
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	16,776	975,524
Avnet, Inc.	23,813	993,716
Corning, Inc.	218,823	4,087,614
Dolby Laboratories, Inc. Class A	8,632	303,415
FLIR Systems, Inc.	9,065	279,111
Ingram Micro, Inc. Class A	25,864	704,277
Jabil Circuit, Inc.	27,653	559,973
Keysight Technologies, Inc. (a)	4,711	143,874
National Instruments Corp.	15,375	445,260
Trimble Navigation Ltd. (a)	43,079	995,125
		9,487,889
Internet Software & Services - 0.4%
HomeAway, Inc. (a)	11,301	339,482
Yahoo!, Inc. (a)	163,771	6,005,483
Zillow Group, Inc. (a)(d)	3,100	252,650
		6,597,615
IT Services - 1.2%
Amdocs Ltd.	27,108	1,589,884
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	16,217	$ 1,293,630
Black Knight Financial Services, Inc. Class A	446	14,531
Booz Allen Hamilton Holding Corp. Class A	1,319	36,576
Computer Sciences Corp.	24,330	1,591,912
CoreLogic, Inc. (a)	8,715	343,720
DST Systems, Inc.	1,460	159,359
Fidelity National Information Services, Inc.	28,278	1,850,230
IBM Corp.	70,601	11,436,656
Leidos Holdings, Inc.	10,692	436,234
Paychex, Inc.	7,281	337,838
Teradata Corp. (a)	6,398	237,430
Xerox Corp.	193,549	2,132,910
		21,460,910
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	36,371	1,806,184
Analog Devices, Inc.	4,673	272,576
Applied Materials, Inc.	88,099	1,529,399
Broadcom Corp. Class A	89,380	4,523,522
Cree, Inc. (a)(d)	19,131	471,579
Cypress Semiconductor Corp.	58,192	668,044
First Solar, Inc. (a)	13,320	590,076
Freescale Semiconductor, Inc. (a)	1,734	69,135
Intel Corp.	770,751	22,313,241
Lam Research Corp.	7,939	610,271
Marvell Technology Group Ltd.	79,424	988,035
Maxim Integrated Products, Inc.	32,614	1,110,181
Micron Technology, Inc. (a)	173,799	3,217,019
NVIDIA Corp.	94,325	1,881,784
ON Semiconductor Corp. (a)	5,794	61,532
SunEdison, Inc. (a)(d)	3,821	88,953
SunPower Corp. (a)(d)	8,868	239,702
Teradyne, Inc.	37,614	724,446
Xilinx, Inc.	34,876	1,456,073
		42,621,752
Software - 2.6%
Activision Blizzard, Inc.	88,466	2,281,538
ANSYS, Inc. (a)	12,765	1,201,825
Autodesk, Inc. (a)	10,258	518,850
CA Technologies, Inc.	55,369	1,613,176
Microsoft Corp.	612,125	28,586,238
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	44,372	$ 804,464
Oracle Corp.	221,377	8,841,797
SS&C Technologies Holdings, Inc.	1,302	88,575
Symantec Corp.	118,155	2,686,845
Synopsys, Inc. (a)	25,206	1,281,473
Zynga, Inc. (a)	134,696	334,046
		48,238,827
Technology Hardware, Storage & Peripherals - 1.4%
3D Systems Corp. (a)(d)	12,407	163,276
EMC Corp.	310,970	8,361,983
Hewlett-Packard Co.	317,231	9,681,890
Lexmark International, Inc. Class A	10,747	365,291
NCR Corp. (a)	29,718	818,434
NetApp, Inc.	38,261	1,191,830
SanDisk Corp.	36,448	2,197,450
Western Digital Corp.	39,057	3,361,245
		26,141,399
TOTAL INFORMATION TECHNOLOGY		200,966,006
MATERIALS - 2.8%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	6,665	949,829
Airgas, Inc.	9,233	941,951
Albemarle Corp. U.S.	19,669	1,066,060
Ashland, Inc.	10,722	1,225,739
Cabot Corp.	11,127	391,448
Celanese Corp. Class A	24,959	1,645,297
Cytec Industries, Inc.	11,356	842,956
E.I. du Pont de Nemours & Co.	85,010	4,740,158
Eastman Chemical Co.	19,574	1,534,602
FMC Corp.	6,462	313,665
Huntsman Corp.	13,147	249,793
Platform Specialty Products Corp. (a)	17,704	411,972
Praxair, Inc.	8,441	963,456
Sigma Aldrich Corp.	12,818	1,789,521
The Chemours Co. LLC	17,077	186,481
The Dow Chemical Co.	174,857	8,228,770
The Mosaic Co.	60,565	2,600,661
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Scotts Miracle-Gro Co. Class A	806	$ 48,674
Westlake Chemical Corp.	7,054	440,663
		28,571,696
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10,175	1,595,644
Vulcan Materials Co.	20,212	1,839,696
		3,435,340
Containers & Packaging - 0.4%
Aptargroup, Inc.	8,945	606,382
Avery Dennison Corp.	1,117	67,969
Bemis Co., Inc.	15,222	678,445
Crown Holdings, Inc. (a)	13,670	704,142
Graphic Packaging Holding Co.	24,394	368,349
Owens-Illinois, Inc. (a)	26,490	565,562
Sonoco Products Co.	17,690	730,243
WestRock Co.	42,924	2,706,787
		6,427,879
Metals & Mining - 0.6%
Alcoa, Inc.	228,867	2,258,917
Allegheny Technologies, Inc.	19,148	408,235
Freeport-McMoRan, Inc.	181,284	2,130,087
Newmont Mining Corp.	87,636	1,504,710
Nucor Corp.	55,952	2,469,721
Reliance Steel & Aluminum Co.	13,024	789,254
Royal Gold, Inc.	10,761	542,570
Southern Copper Corp.	13,468	375,218
Steel Dynamics, Inc.	37,689	754,911
Tahoe Resources, Inc. (d)	24,510	199,401
United States Steel Corp.	25,541	497,283
		11,930,307
Paper & Forest Products - 0.0%
Domtar Corp.	11,168	454,091
International Paper Co.	3,690	176,640
		630,731
TOTAL MATERIALS		50,995,953
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	907,374	$ 31,522,173
CenturyLink, Inc.	97,866	2,798,968
Frontier Communications Corp. (d)	203,905	962,432
Level 3 Communications, Inc. (a)	44,675	2,256,088
Verizon Communications, Inc.	51,484	2,408,936
Zayo Group Holdings, Inc.	3,398	90,727
		40,039,324
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	11,507	1,389,125
Sprint Corp. (a)(d)	130,223	438,852
T-Mobile U.S., Inc. (a)	48,129	1,956,925
Telephone & Data Systems, Inc.	16,481	484,706
U.S. Cellular Corp. (a)	2,384	88,732
		4,358,340
TOTAL TELECOMMUNICATION SERVICES		44,397,664
UTILITIES - 5.8%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	85,318	4,826,439
Duke Energy Corp.	121,051	8,984,405
Edison International	56,617	3,397,586
Entergy Corp.	31,475	2,235,355
Eversource Energy	54,762	2,722,767
Exelon Corp.	150,297	4,823,031
FirstEnergy Corp.	73,992	2,512,768
Great Plains Energy, Inc.	27,051	706,302
Hawaiian Electric Industries, Inc.	18,833	564,048
ITC Holdings Corp.	17,171	580,036
NextEra Energy, Inc.	77,692	8,173,198
OGE Energy Corp.	34,990	1,041,302
Pepco Holdings, Inc.	44,370	1,183,792
Pinnacle West Capital Corp.	19,417	1,198,223
PPL Corp.	116,009	3,690,246
Southern Co.	158,986	7,111,444
Westar Energy, Inc.	23,119	870,430
Xcel Energy, Inc.	87,521	3,034,353
		57,655,725
Gas Utilities - 0.3%
AGL Resources, Inc.	21,028	1,011,026
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Atmos Energy Corp.	17,711	$ 979,418
National Fuel Gas Co.	14,801	800,290
Questar Corp.	30,807	682,067
UGI Corp.	30,243	1,105,079
		4,577,880
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	57,709	1,056,075
NRG Energy, Inc.	58,470	1,312,652
Terraform Power, Inc.	8,500	256,360
The AES Corp.	119,649	1,531,507
		4,156,594
Multi-Utilities - 2.1%
Alliant Energy Corp.	19,808	1,218,390
Ameren Corp.	42,540	1,747,543
CenterPoint Energy, Inc.	75,426	1,458,739
CMS Energy Corp.	48,529	1,662,604
Consolidated Edison, Inc.	51,187	3,254,981
Dominion Resources, Inc.	98,848	7,087,402
DTE Energy Co.	31,441	2,529,743
MDU Resources Group, Inc.	34,148	666,227
NiSource, Inc.	55,347	966,359
PG&E Corp.	83,873	4,404,171
Public Service Enterprise Group, Inc.	88,341	3,681,169
SCANA Corp.	25,057	1,373,124
Sempra Energy	43,337	4,410,840
TECO Energy, Inc.	41,223	911,853
Vectren Corp.	14,487	609,903
WEC Energy Group, Inc.	54,772	2,683,828
		38,666,876
Water Utilities - 0.1%
American Water Works Co., Inc.	31,552	1,637,864
Aqua America, Inc.	31,045	789,785
		2,427,649
TOTAL UTILITIES		107,484,724
TOTAL COMMON STOCKS (Cost $1,712,295,495)		1,822,079,841
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (e) (Cost $1,498,407)	$ 1,500,000	$ 1,498,866
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	3,652,493	3,652,493
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	18,898,402	18,898,402
TOTAL MONEY MARKET FUNDS (Cost $22,550,895)		22,550,895
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,736,344,797)		1,846,129,602
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,228,209)
NET ASSETS - 100%		$ 1,838,901,393
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 14,164,200	$ 25,662
25 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	2,623,000	48,216
TOTAL EQUITY INDEX CONTRACTS		$ 16,787,200	$ 73,878

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $344,739.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,670
Fidelity Securities Lending Cash Central Fund	114,375
Total	$ 120,045
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 98,126,576	$ 98,126,576	$ -	$ -
Consumer Staples	124,333,120	124,333,120	-	-
Energy	238,944,994	238,944,994	-	-
Financials	553,648,659	553,648,659	-	-
Health Care	221,989,519	221,989,519	-	-
Industrials	181,192,626	181,192,626	-	-
Information Technology	200,966,006	200,966,006	-	-
Materials	50,995,953	50,995,953	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 44,397,664	$ 44,397,664	$ -	$ -
Utilities	107,484,724	107,484,724	-	-
U.S. Government and Government Agency Obligations	1,498,866	-	1,498,866	-
Money Market Funds	22,550,895	22,550,895	-	-
Total Investments in Securities:	$ 1,846,129,602	$ 1,844,630,736	$ 1,498,866	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 73,878	$ 73,878	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 73,878	$ -
Total Value of Derivatives	$ 73,878	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,347,934) - See accompanying schedule: Unaffiliated issuers (cost $1,713,793,902)	$ 1,823,578,707
Fidelity Central Funds (cost $22,550,895)	22,550,895
Total Investments (cost $1,736,344,797)		$ 1,846,129,602
Cash		120
Foreign currency held at value (cost $828)		826
Receivable for fund shares sold		10,748,405
Dividends receivable		2,381,870
Distributions receivable from Fidelity Central Funds		14,931
Total assets		1,859,275,754

Liabilities
Payable for investments purchased	$ 613,728
Payable for fund shares redeemed	733,057
Accrued management fee	76,360
Payable for daily variation margin for derivative instruments	16,602
Other affiliated payables	36,212
Collateral on securities loaned, at value	18,898,402
Total liabilities		20,374,361

Net Assets		$ 1,838,901,393
Net Assets consist of:
Paid in capital		$ 1,648,337,246
Undistributed net investment income		21,123,246
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		59,582,217
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,858,684
Net Assets		$ 1,838,901,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)

Series 1000 Value Index:
Net Asset Value, offering price and redemption price per share ($874,129,379 ÷ 77,653,306 shares)	$ 11.26

Class F:
Net Asset Value, offering price and redemption price per share ($964,772,014 ÷ 85,675,300 shares)	$ 11.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 21,666,906
Interest		1,433
Income from Fidelity Central Funds		120,045
Total income		21,788,384

Expenses
Management fee	$ 466,926
Transfer agent fees	220,914
Independent trustees' compensation	3,667
Miscellaneous	1,436
Total expenses before reductions	692,943
Expense reductions	(23)	692,920
Net investment income (loss)		21,095,464
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,706,522
Foreign currency transactions	(8,513)
Futures contracts	479,033
Total net realized gain (loss)		60,177,042
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,057,941)
Assets and liabilities in foreign currencies	1
Futures contracts	244,038
Total change in net unrealized appreciation (depreciation)		(9,813,902)
Net gain (loss)		50,363,140
Net increase (decrease) in net assets resulting from operations		$ 71,458,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,095,464	$ 39,864,829
Net realized gain (loss)	60,177,042	38,163,187
Change in net unrealized appreciation (depreciation)	(9,813,902)	135,762,791
Net increase (decrease) in net assets resulting from operations	71,458,604	213,790,807
Distributions to shareholders from net investment income	(1,742,886)	(39,887,202)
Distributions to shareholders from net realized gain	(8,939,225)	(29,655,828)
Total distributions	(10,682,111)	(69,543,030)
Share transactions - net increase (decrease)	(18,372,557)	(3,315,073)
Total increase (decrease) in net assets	42,403,936	140,932,704

Net Assets
Beginning of period	1,796,497,457	1,655,564,753
End of period (including undistributed net investment income of $21,123,246 and undistributed net investment income of $1,770,668, respectively)	$ 1,838,901,393	$ 1,796,497,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series 1000 Value Index

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.24	.04
Net realized and unrealized gain (loss)	.30	1.06	.01
Total from investment operations	.43	1.30	.05
Distributions from net investment income	(.01)	(.24)	(.04)
Distributions from net realized gain	(.05)	(.18)	-
Total distributions	(.06)	(.42)	(.04)
Net asset value, end of period	$ 11.26	$ 10.89	$ 10.01
Total ReturnB, C	3.99%	12.86%	.44%
Ratios to Average Net Assets E, H
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	2.23%A	2.18%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 874,129	$ 852,575	$ 832,317
Portfolio turnover rateF	30%A	16%	2%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to January 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.25	.04
Net realized and unrealized gain (loss)	.31	1.06	.01
Total from investment operations	.44	1.31	.05
Distributions from net investment income	(.01)	(.25)	(.04)
Distributions from net realized gain	(.05)	(.18)	-
Total distributions	(.07) I	(.43)	(.04)
Net asset value, end of period	$ 11.26	$ 10.89	$ 10.01
Total ReturnB, C	4.00%	12.91%	.44%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A	.05%	.05%A
Expenses net of fee waivers, if any	.05%A	.05%	.05%A
Expenses net of all reductions	.05%A	.05%	.05%A
Net investment income (loss)	2.28%A	2.23%	1.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 964,772	$ 943,923	$ 823,248
Portfolio turnover rateF	30%A	16%	2%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to January 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.054 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series 1000 Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series 1000 Value Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 207,996,205
Gross unrealized depreciation	(98,581,436)
Net unrealized appreciation (depreciation) on securities	$ 109,414,769

Tax cost	$ 1,736,714,833

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $479,033 and a change in net unrealized appreciation (depreciation) of $244,038 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $274,074,002 and $282,583,385, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series 1000 Value Index so that the total expenses do not exceed .10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075% of average net assets for Series 1000 Value Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 1000 Value Index pays a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 1000 Value Index	$ 220,914

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,436 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $114,375.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $23.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Series 1000 Value Index	$ 780,666	$ 18,742,313
Class F	962,220	21,144,889
Total	$ 1,742,886	$ 39,887,202
From net realized gain
Series 1000 Value Index	$ 4,215,597	$ 14,061,578
Class F	4,723,628	15,594,250
Total	$ 8,939,225	$ 29,655,828

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Series 1000 Value Index
Shares sold	3,466,572	6,729,608	$ 39,269,190	$ 73,783,186
Reinvestment of distributions	449,709	2,891,583	4,996,263	32,803,891
Shares redeemed	(4,549,033)	(14,459,835)	(51,551,392)	(159,158,000)
Net increase (decrease)	(632,752)	(4,838,644)	$ (7,285,939)	$ (52,570,923)
Class F
Shares sold	5,368,018	15,655,400	$ 60,881,376	$ 172,057,777
Reinvestment of distributions	511,777	3,237,478	5,685,848	36,739,139
Shares redeemed	(6,861,662)	(14,446,000)	(77,653,842)	(159,541,066)
Net increase (decrease)	(981,867)	4,446,878	$ (11,086,618)	$ 49,255,850

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

XS6-SANN-0915
1.967966.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2015